Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Assets, Net [Abstract]
Loans receivable, net			¥ 668
Security deposits with real estate developers, net	22,694		21,905
Rental and other deposits, net	3,648		4,113
Other receivables	65,614		117,395
Prepayments and other assets, net	¥ 91,956	$ 12,835	¥ 144,081